UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04581

Cornercap Group of Funds
(Exact name of registrant as specified in charter)

1355 Peachtree Street
Suite 1700
Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Karen E. Quinn
1355 Peachtree Street, Suite 1700
Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-892-4509

Date of fiscal year end: March 31
Date of reporting period: December 31, 2004

Item 1.  Schedule of Investments

CornerCap Small Cap Value Fund
Ticker - CSCVX
Cusip - 21922Q103
Quarter ending 12/31/04

Cusip	Name	Shares	Dollar Amount
90130N103	21st Century Ins Group	26,000	353,600.00
000957100	ABM Industries, Inc.	21,250	419,050.00
00437V104	Accredo Health Inc.	13,500	374,220.00
024061103	American Axle & Mfg	13,800	423,108.00
027070101	American Italian Pasta	12,300	285,975.00
037598109	Apogee Enterprises	28,500	382,185.00
037933108	Apria Healthcare Group Com	13,000	428,350.00
043353101	Arvinmeritor, Inc.	20,200	451,874.00
067774109	Barnes & Noble	10,850	350,129.50
07556Q105	Beazer Homes USA, Inc.	3,800	555,598.00
09643P108	Blyth, Inc.	12,000	354,720.00
109043109	Briggs & Stratton Corp.	9,500	395,010.00
126501105	CTS Corp.	33,500	445,215.00
127055101	Cabot Corp.	11,450	442,886.00
181457102	Clark Inc.	27,250	422,920.00
21036P108	Constellation Brands, Inc.	11,300	525,563.00
224399105	Crane Co.	12,025	346,801.00
231561101	Curtiss Wright	7,800	447,798.00
287456107	Elkcorp	14,550	497,901.00
337915102	FirstMerit Corp. Com	13,650	388,888.50
353514102	Franklin Electric Co.	10,000	422,600.00
36466R200	GameStop Class B	1	20.32
404132102	HCC Ins Hldgs Inc. Com	10,700	354,384.00
419596101	Haverty Furniture Co., Inc.	17,600	325,600.00
42210p102	Headwaters Inc.	17,800	507,300.00
444165104	Hudson United Bancorp	10,300	405,614.00
412693103	John H. Harland Co.	12,900	465,690.00
488044108	Kellwood Co.	9,850	339,825.00
505862102	Lafarge Corp.	7,500	384,900.00
529898108	Libbey Inc.	18,230	404,888.30
563571108	Manitowoc, Inc.	12,500	470,625.00
615394202	Moog, Inc.	12,600	571,410.00
673662102	Oakley Inc.	21,000	267,750.00
67611V101	Odyssey Healthcare Inc.	42,550	582,084.00
m75253100	Orbotech Ltd	21,300	452,199.00
690732102	Owens & Minor	16,150	454,945.50
727493108	Plantronics, Inc.	8,050	333,833.50
731068102	Polaris Industries, Inc.	7,500	510,150.00
758932107	Regis Corp.	9,400	433,810.00
759351109	Reinsurance Group Amer Inc	10,000	484,500.00
781182100	Ruby Tuesday Inc.	14,000	365,120.00
832248108	Smithfield Foods, Inc.	17,350	513,386.50
854231107	Standex International Corp.	13,100	373,219.00
868168105	Superior Industries Internatio	14,050	408,152.50
872183108	TBC Corp.	15,450	429,510.00
889478103	Toll Brothers, Inc.	8,200	562,602.00
913456109	Universal Corp.	8,300	397,072.00
938824109	Washington Federal, Inc.	16,177	429,337.58
947890109	Webster Financial Corp.	8,600	435,504.00
60934N500	Federated Treasury Obligations Money Market	559,647	559,647.42
	Cash		213,871.11

Schedule of Investments (continued)

CornerCap Balanced Fund
Ticker - CBLFX
Cusip - 218920106
Quarter ending 12/31/04

Cusip	Name	Shares	Dollar Amount
002896207	Abercrombie & Fitch Co.	4,100	192,495.00
013817101	Alcoa, Inc.	3,850	120,967.00
01903Q108	Allied Capital, Inc.	4,700	121,448.00
044204105	Ashland, Inc.	3,050	178,059.00
060505104	Bank of America	3,664	172,171.36
064057102	Bank of New York	3,800	126,996.00
073902108	Bear Stearns	1,600	163,696.00
097023105	Boeing Co Com	3,100	160,487.00
125509109	Cigna Corp.	2,150	175,375.50
200340107	Comerica, Inc.	2,200	134,244.00
212485106	Convergys Corp	7,400	110,926.00
222372104	Countrywide Financial Corp.	4,398	162,770.02
233331107	DTE Energy Co.	3,300	142,329.00
253651103	Diebold, Inc.	2,000	111,460.00
257867101	Donnelley & Sons Co	4,350	153,511.50
G3223R108	Everest Re Group LTD Com	1,450	129,862.00
337932107	FirstEnergy Corp.	3,400	134,334.00
382388106	Goodrich Corp.	4,500	146,880.00
478366107	Johnson Controls, Inc.	2,100	133,224.00
480074103	Jones Apparel Group, Inc.	3,450	126,166.50
502161102	LSI Logic Corp.	26,850	147,138.00
50540R409	Laboratory Amer. Hldgs.	3,400	169,388.00
55262L100	MBNA Corp.	5,050	142,359.50
571748102	Marsh & McLennan	4,700	154,630.00
577778103	May Department Stores Co.	3,800	111,720.00
58155Q103	McKesson, Inc.	4,100	128,986.00
676220106	Office Depot Inc.	8,400	145,824.00
690768403	Owens Illinois Inc. New	9,300	210,645.00
693506107	PPG Industries	2,050	139,728.00
717081103	Pfizer, Inc.	3,700	99,493.00
74834L100	Quest Diagnostics, Inc.	1,700	162,435.00
786514208	Safeway, Inc.	4,400	86,856.00
803111103	Sara Lee Corp.	5,600	135,184.00
792860108	St. Paul Travelers	3,200	118,624.00
867363103	Sungard Data Systems Inc.	4,200	118,986.00
879403780	Telefonos de Mexico SA	3,400	130,288.00
902124106	Tyco International, Ltd.	4,815	172,088.10
902973304	US Bancorp	4,300	134,676.00
918076100	UTStarCom Inc.	8,000	177,200.00
913017109	United Technologies	1,600	165,360.00
91324P102	Unitedhealth Group	1,811	159,422.33
918204108	VF Corp.	2,750	152,295.00
929903102	Wachovia Corp. New	2,600	136,760.00
938824109	Washington Federal, Inc.	4,462	118,421.48
939322103	Washington Mutual, Inc.	2,550	107,814.00
983024100	Wyeth	3,050	129,899.50
079860ab8	Bell South Telecom 6% Due 10/15/2011	150,000	163,491.14
172967az4	Citicorp 7.25% Due 10/1/2010	165,000	189,791.24
36962gzy3	General Electric Capital Notes 5.45% Due 1/15/2013	140,000	147,764.81
459745ew1	International Lease Financial Corp. 5.75% Due 10/15/2006	140,000	145,745.05
532457au2	Eli Lilly & Co 6% Due 3/15/2012	160,000	175,384.79
590188jk5	Merrill Lynch & Co,. Inc. 6.375% Due 10/15/2008	150,000	162,515.10
638585bg3	NationsBank Corp. 6.375% Due 5/15/2005	200,000	202,587.80
669383dd0	Norwest Financial 6.25% Due 12/15/2007	150,000	161,068.95
742718da4	Procter & Gamble Co. 4.95% Due 8/15/2014	200,000	204,500.00
9128273e0	US Treasury 6.125% Due 8/15/2007	100,000	107,312.50
9128275g3	US Treasury 5.5% Due 5/15/2009	200,000	216,312.50
9128276j6	US Treasury 5.75% Due 8/15/2010	150,000	165,140.62
9128277b2	US Treasury 5% Due 8/15/2011	190,000	202,290.62
9128277f3	US Treasury 3.5% Due 11/15/2006	75,000	75,632.81
9128277l0	US Treasury 4.875% Due 2/15/2012	180,000	190,237.50
912827u83	US Treasury 6.5% Due 8/15/2005	140,000	143,412.50
912827z62	US Treasury 6.5% Due 10/15/2006	100,000	106,000.00
912828ac4	US Treasury 4.375% Due 5/15/2007	75,000	77,085.94
912828at7	US Treasury 3% Due 2/15/2008	150,000	148,781.25
912828bh2	US Treasury 4.25% Due 8/15/2013	150,000	151,171.87
912828bt6	US Treasury 3.375% Due 12/15/2008	100,000	99,687.50
912828ca6	US Treasury 4% Due 2/15/2014	155,000	152,868.75
92345naa8	Verizon VA Inc. 4.625% Due 3/15/2013	125,000	121,896.00
931142be2	Wal-Mart Stores, Inc. 6.875% Due 8/10/2009	150,000	168,433.64
60934n500	Federated Treasury Obligations Money Market	161,760	161,760.40
	Cash		266,660.91

Schedule of Investments (continued)

CornerCap Contrarian Fund
Ticker - CMCRX
Cusip - 218920205
Quarter ending 12/31/04

Cusip	Name	Shares	Dollar Amount
90130N103	21st Century Ins Group	6,825	92,820.00
00437V104	Accredo Health Inc.	3,400	94,248.00
013817101	Alcoa, Inc.	2,800	87,976.00
030710107	Ameron, Inc.	2,400	90,960.00
043353101	Arvinmeritor, Inc.	4,500	100,665.00
127055101	Cabot Corp.	2,200	85,096.00
125509109	Cigna Corp.	1,275	104,001.75
218868107	Corinthian Colleges	6,100	114,954.50
222372104	Countrywide Financial Corp.	2,450	90,674.50
224399105	Crane Co.	3,200	92,288.00
093671105	H&R Block	1,900	93,100.00
421933102	Health Mgmt Assoc Inc.	4,150	94,288.00
G4388N106	Helen of Troy, Ltd.	2,980	100,157.80
444165104	Hudson United Bancorp	2,350	92,543.00
464287655	IShares Russell 2000	6,450	835,275.00
480074103	Jones Apparel Group, Inc.	2,600	95,082.00
488044108	Kellwood Co.	2,500	86,250.00
193294105	Kenneth Cole Prod.	1,000	30,860.00
500472303	Koninklijke Philips Electronic	3,250	86,125.00
502161102	LSI Logic Corp.	17,400	95,352.00
529898108	Libbey Inc.	4,600	102,166.00
571748102	Marsh & McLennan	1,400	46,060.00
58155Q103	McKesson, Inc.	3,200	100,672.00
67611V101	Odyssey Healthcare Inc.	9,400	128,592.00
676220106	Office Depot Inc.	5,025	87,234.00
m75253100	Orbotech Ltd	4,600	97,658.00
717081103	Pfizer, Inc.	3,400	91,426.00
779915107	Royal Group Tech.	11,250	117,787.50
781182100	Ruby Tuesday Inc.	1,850	48,248.00
786514208	Safeway, Inc.	4,700	92,778.00
836167106	Sourcecorp	4,650	88,861.50
792860108	St. Paul Travelers	2,500	92,675.00
867363103	Sungard Data Systems Inc.	3,150	89,239.50
868168105	Superior Industries Internatio	2,800	81,340.00
918076100	UTStarCom Inc.	4,500	99,675.00
91529Y106	Unumprovident Corp.	5,450	97,773.00
983024100	Wyeth	2,100	89,439.00
60934n500	Federated Treasury Obligations Money Market	224,700	224,699.69
	Cash		13,367.15

ITEM 2.      CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cornercap Group of Funds

By	/s/ Thomas E. Quinn
Thomas E. Quinn
President, Principal Executive Officer

Date February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Cornercap Group of Funds

By	/s/ Thomas E. Quinn
Thomas E. Quinn
President, Principal Executive Officer

Date February 25, 2005

By	/s/ Thomas E. Quinn
Thomas E. Quinn
President, Principal Accounting Officer

Date February 25, 2005